Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	2024	2023	2022
Total operating revenues	968,420	885,767	1,113,456
Gain on sale of assets	21,427	9,188	34,185
Other operating income (expenses), net - related party	—	—	(413)

Less:
Voyage expenses and commissions	192,890	246,161	278,550
Running operating expenses	223,449	202,307	186,679
Drydock expenses	55,107	24,114	15,123
Upgrading expenses	7,219	3,194	6,907
Other segment operating expense items	8,196	22,335	17,262
Charter hire expenses	22,715	42,225	57,406
Administrative expenses	24,303	18,679	20,375
Impairment losses on vessels	—	11,780	—
Depreciation	141,627	135,548	129,839
Interest income	6,872	4,717	2,345
Interest expense	(108,215)	(103,664)	(56,248)
Share of results of associated companies	(4,070)	12,316	40,793
Gain on derivatives	15,212	11,371	39,968
Gain on marketable equity securities	—	287	503
Other financial items	(378)	(830)	(222)
Income tax expense	548	541	379
Segment net income	223,214	112,268	461,847
Adjustments and reconciling items	—	—	—
Consolidated net income	223,214	112,268	461,847